Note 19 - Derivatives - Derivatives Not Designated as Hedging Instruments and Ineffectiveness of Hedging Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Gain / (loss) on derivative instruments, net (Note 19)	$ 13,767	$ (3,212)
Cross-Currency Swap [Member]
Gain / (loss) on derivative instruments, net (Note 19)	13,702	0
FX Option, Zero Cost Collar [Member]
Gain / (loss) on derivative instruments, net (Note 19)	(2,995)	0
Foreign Exchange Forward [Member]
Gain / (loss) on derivative instruments, net (Note 19)	$ 3,060	$ (3,212)